Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2019, 2018 and 2017. All revenue is part of the Company's tanker segment, except for revenue for ship-to-ship support services and LNG terminal management, consultancy, procurement and other related services, which are part of the Company's ship-to-ship transfer segment.

	Year Ended December 31,
	2019 $	2018 $	2017 $
Voyage charters (1)
Suezmax	424,578	371,463	6,696
Aframax	255,702	125,390	26,250
LR2	119,486	67,345	—
Full service lightering	81,837	107,730	92,828
Total	881,603	671,928	125,774

Time-charters
Suezmax	15,658	17,088	45,745
Aframax	1,837	35,531	50,964
LR2	—	7,357	15,391
Total	17,495	59,976	112,100

Other revenue
Ship-to-ship support services	24,015	28,629	33,436
Vessel management	8,461	8,829	12,946
LNG terminal management, consultancy, procurement and other	12,343	7,131	6,986
Total	44,819	44,589	53,368

Net pool revenues (1)
Suezmax	—	—	91,854
Aframax	—	—	22,718
LR2	—	—	25,353
MR	—	—	11
Total	—	—	139,936
Total revenues	943,917	776,493	431,178

(1)
Prior to the January 1, 2018 adoption of ASU 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09), the Company presented the net allocation for its vessels subject to RSAs as net pool revenues. Effective January 1, 2018, the Company has determined, for accounting purposes, that it is the principal in voyages performed by its vessels subject to the RSAs. As such, the revenue from those voyages is presented in voyage charter revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. The adoption of ASU 2014-09 had the impact of increasing voyage charter revenues and voyage expenses for the year ended December 31, 2019 by $321.2 million (2018 - $292.6 million). The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09.